10-Q SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 25, 2022
Segment Reporting Information [Line Items]
Revenue	$ 54,625	$ 48,500	$ 862,165	$ 201,700
Gross Profit	54,625	48,500	590,083	149,810
Depreciation and amortization	844,529	115,968	1,034,486	1,222,438
Operating expenses	3,598,184	(465,226)
Total operating expenses	4,442,713	(349,258)	6,996,004	5,624,071
Loss from operations	(4,388,088)	397,758	(6,405,921)	(5,474,261)
Gain (loss) on investments	351,624	(706,911)	(2,244,951)	3,152,702
Interest expense	(324,724)	(144,829)	(168,881)	(421,887)
Interest income	356,861	155,473	1,017,947	473,681
Change in fair value of derivative instruments	3,065,000	7,487,249	(13,155,946)	427,838
Equity loss in affiliates	(266,903)	(31,454)	(2,049,070)	(2,131)
Equity loss in affiliates	(266,903)		(2,049,070)	(2,131)
Impairment of investments and intangible assets	(4,476,889)	0
Other income (expense)	(863,904)	1,030,945	(930,293)	(2,265,698)
Total other income (expense), net	(2,158,935)	7,790,473	(23,925,804)	20,406,231
Net income (loss) before deferred income tax benefit	(6,547,023)	8,188,231	(30,331,725)	14,931,970
Capital Expenditures	782,500	40,750	78,467	130,750
Assets	115,119,393		126,954,632	43,123,562
Investments	18,901,056		25,850,879	3,272,597
Goodwill	12,788,671		12,788,671	0
Construction in progress at March 31, 2022	$ 4,020,473		$ 3,219,607
Closing stock price (in usd per share)	$ 1.67		$ 1.29		$ 1.46
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	$ (877,974)		$ (371,900)	0
Gross Profit	(205,543)	0	(371,900)	0
Operating expenses	(205,543)
Total operating expenses	(205,543)		(371,900)	0
Interest expense	69,796	0	66,964
Interest income	(69,796)	0	(66,964)
Equity loss in affiliates				0
Renewable Energy Products
Segment Reporting Information [Line Items]
Revenue	877,974		1,005,942	0
Gross Profit	205,543	0	748,591	0
Depreciation and amortization	400,083	0	567,520	0
Operating expenses	1,871,893	0
Total operating expenses	2,271,976	0	2,550,186	0
Loss from operations	(2,066,433)	0	(1,801,595)	0
Gain (loss) on investments	0	0	0	0
Interest expense	(265,407)	0	(72,194)	0
Interest income	1,616	0	3,897	0
Change in fair value of derivative instruments	0	0	0	0
Equity loss in affiliates	0	0	0	0
Impairment of investments and intangible assets	(54,587)	0
Other income (expense)	(56,889)	0	(6,328,429)	0
Total other income (expense), net	(375,267)	0	(12,791,336)	0
Net income (loss) before deferred income tax benefit	(2,441,700)	0	(14,592,931)	0
Capital Expenditures	0	0	78,467	0
Assets	43,096,560		43,001,837	0
Investments	4,517,710		8,804,587	0
Goodwill	12,788,671		12,788,671	0
Construction in progress at March 31, 2022	4,020,473		3,219,607
Renewable Energy Products | Operating Segments
Segment Reporting Information [Line Items]
Revenue	0	0	634,042	0
Renewable Energy Products | Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	877,974		371,900	0
Strategic and Other Investments
Segment Reporting Information [Line Items]
Revenue	54,625		228,123	201,700
Gross Profit	54,625	48,500	213,392	149,810
Depreciation and amortization	444,446	115,968	466,966	1,222,438
Operating expenses	1,931,834	(465,226)
Total operating expenses	2,376,280	(349,258)	4,817,718	5,624,071
Loss from operations	(2,321,655)	397,758	(4,604,326)	(5,474,261)
Gain (loss) on investments	351,624	(706,911)	(2,244,951)	3,152,702
Interest expense	(129,113)	(144,829)	(163,651)	(421,887)
Interest income	425,041	155,473	1,081,014	473,681
Change in fair value of derivative instruments	3,065,000	7,487,249	(13,155,946)	427,838
Equity loss in affiliates	(266,903)	(31,454)	(2,049,070)
Impairment of investments and intangible assets	(4,422,302)	0
Other income (expense)	(807,015)	1,030,945	5,398,136	(2,265,698)
Total other income (expense), net	(1,783,668)	7,790,473	(11,134,468)	20,406,231
Net income (loss) before deferred income tax benefit	(4,105,323)	8,188,231	(15,738,794)	14,931,970
Capital Expenditures	782,500	40,750	0	130,750
Assets	72,022,833		83,952,795	43,123,562
Investments	14,383,346		17,046,292	3,272,597
Strategic and Other Investments | Operating Segments
Segment Reporting Information [Line Items]
Revenue	54,625	$ 48,500	228,123	201,700
Strategic and Other Investments | Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	$ 0		$ 0	$ 0